CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8
Accounts receivable, net	454.1	436.8
Inventories	674.3	541.8
Deferred income taxes	10.2	82.6
Prepaid expenses and other current assets	75.1	79.2
Assets of discontinued operations		154.1
Total current assets	1,535.2	1,618.6
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Goodwill	849.6	877.1	939.2
Other intangible assets, net	509.7	587.6
Deferred financing costs, net	14.3	17.2
Deferred income taxes	19.3	18.4
Other assets	41.0	38.5
Total assets	4,587.6	4,724.3
Current liabilities:
Accounts payable	249.1	249.6
Income taxes payable	45.8	20.2
Accrued compensation	161.4	165.2
Accrued expenses and other current liabilities	129.6	164.9
Deferred income taxes	3.8	2.6
Long-term debt, current portion	250.5	465.7
Liabilities of discontinued operations		27.6
Total current liabilities	840.2	1,095.8
Long-term debt	1,437.2	1,695.3
Pension and related liabilities	450.7	399.6
Deferred income taxes	86.5	77.9
Other liabilities	100.6	104.3
Total liabilities	2,915.2	3,372.9
Restricted stock units	14.0	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock ($0.01 par value, 400,000 shares authorized, 77,030 shares issued and 76,936 shares outstanding at December 31, 2011; 400,000 shares authorized, 75,991 shares issued and 75,897 shares outstanding at December 31, 2010)	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7	204.5	204.0
Retained earnings (deficit)	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Noncontrolling interest	298.2	289.4
Total equity	1,658.4	1,341.3	1,140.8	1,138.9
Total liabilities and equity	$ 4,587.6	$ 4,724.3